Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Registration Statement on Form S-1 replaces our previously filed Registration Statements on Form S-1 (File No. 333-261414) (the “Prior Registration Statement”). The Prior Registration Statement is no longer effective. We are filing this Registration Statement on Form S-1 pursuant to registration rights agreements with certain of the Selling Securityholders described in the prospectus which forms a part of this Registration Statement. This Registration Statement on Form S-1 contains an updated prospectus relating to shares of common stock, common stock underlying outstanding convertible debentures, and common stock underlying outstanding options, some of which were registered in the Prior Registration Statement.
Entity Registrant Name	LEGACY EDUCATION ALLIANCE, INC.
Entity Central Index Key	0001561880
Entity Primary SIC Number	8200
Entity Tax Identification Number	39-2079974
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1490 NE Pine Island Rd.
Entity Address, Address Line Two	Suite 5D
Entity Address, City or Town	Cape Coral
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33909
City Area Code	(239)
Local Phone Number	542-0643
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false